Equity Based Compensation - Summary of the Activity Related to Company's Class B and B-1 Units Granted (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares , Beginning Balance		2,460,617	4,402,398
Number of shares , Granted		9,977,072
Number of Shares , Vested		(1,073,973)	(1,941,781)
Number of shares , Forfeited		(41,612)
Number of Shares , Ending Balance	11,322,104	11,322,104	2,460,617	4,402,398
Weighted Average Grant Date Fair Value , Beginning Balance		$ 0.36	$ 0.36
Weighted Average Grant Date Fair Value , Granted	$ 6.42	6.09		$ 0.36
Weighted Average Grant Date Fair Value ,Vested		1.28	0.36
Weighted Average Grant Date Fair Value , Forfeited		6.03
Weighted Average Grant Date Fair Value , Ending Balance	$ 5.3	$ 5.3	$ 0.36	$ 0.36